UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549


                                    Form N-PX
ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY




                  Investment Company Act File Number: 811-3447

                              SEI Tax Exempt Trust




                                   Registrant
                              SEI Tax Exempt Trust
                              CT Corporation System
                               101 Federal Street
                                Boston, MA 02110
                                 (800) 342-5734



                                Agent for Service

                              CT Corporation System
                               101 Federal Street
                                Boston, MA 02110




                          Date of Fiscal Year End: 8/31



             Date of Reporting Period: July 1, 2005 to June 30, 2006

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                         California Municipal Bond Fund

            The California Municipal Bond Fund invests in securities
               that do not have voting rights. No votes have been
              cast on securities by this fund during the reporting
                                     period.

                           California Tax Exempt Fund

              The California Tax Exempt Fund invests in securities
               that do not have voting rights. No votes have been
              cast on securities by this fund during the reporting
                                     period.

                           Institutional Tax Free Fund

              The Institutional Tax Free Fund invests in securities
               that do not have voting rights. No votes have been
              cast on securities by this fund during the reporting
                                     period.

                        Intermediate-Term Municipal Fund

           The Intermediate-Term Municipal Fund invests in securities that do not have voting rights. No votes have been
              cast on securities by this fund during the reporting
                                     period.

                        Massachusetts Municipal Bond Fund

                The Massachusetts Municipal Bond Fund invests in
               securities that do not have voting rights. No votes
              have been cast on securities by this fund during the
                                reporting period.

                    Massachusetts Tax Free Money Market Fund

             The Massachusetts Tax Free Money Market Fund invests in
               securities that do not have voting rights. No votes
              have been cast on securities by this fund during the
                                reporting period.

                         New Jersey Municipal Bond Fund

            The New Jersey Municipal Bond Fund invests in securities
               that do not have voting rights. No votes have been
              cast on securities by this fund during the reporting
                                     period.

                          New York Municipal Bond Fund

             The New York Municipal Bond Fund invests in securities
               that do not have voting rights. No votes have been
              cast on securities by this fund during the reporting
                                     period.

                        Pennsylvania Municipal Bond Fund

           The Pennsylvania Municipal Bond Fund invests in securities that do not have voting rights. No votes have been
              cast on securities by this fund during the reporting
                                     period.

                           Pennsylvania Tax Free Fund

              The Pennsylvania Tax Free Fund invests in securities
               that do not have voting rights. No votes have been
              cast on securities by this fund during the reporting
                                     period.

                          Short Duration Municipal Fund

             The Short Duration Municipal Fund invests in securities
               that do not have voting rights. No votes have been
              cast on securities by this fund during the reporting
                                     period.

                                  Tax Free Fund

                 The Tax Free Fund invests in securities that do
               not have voting rights. No votes have been cast on
              securities by this fund during the reporting period.


                                   Signatures
Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.



Name of Registrant: SEI Tax Exempt Trust
By: /s/ Robert A. Nesher
President
Date: August 31, 2006